Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Loss Reconciliation to Estimated Taxable Income	Book loss reconciliation to estimated taxable income is as follows:
	2019	2018
Book loss	$(4,515)	$(7,194)
Tax adjustments:
None	-	-
Estimate of taxable income	$(4,515)	$(7,194)

Schedule of Components of Deferred Tax Asset

The components of the deferred tax asset are as follows:

	2019	2018
Current deferred tax asset
Net operating loss carryforwards	$(16,509)	$(11,994)
Other adjustments:
None	-	-
Total cumulative deferred tax asset	(16,509)	(11,994)
Valuation allowance	16,509	11,994
Effective income tax asset	$-	$-

Schedule of Income Tax Provision

Income tax provision is summarized below (in thousands):

	2019	2018
Income tax provision:
Current benefit (expense)
Federal	$-	$-
State	-	-
Total current	-	-
Deferred benefit (expense)
Federal	1,368	2,519
State	326	600
Total deferred	1,694	3,119
Less: Valuation allowance	(1,694)	(3,119)
Total	$-	$-

Schedule of Effective and Stated Tax Rate
Effective and stated tax rate:
Federal	21%
State	5%
Total	26%